CAPITAL RISK MANAGEMENT - Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted EBITDA	$ 8,581	$ 6,393
Deduct (add):
Capital expenditures	3,934	3,075
Interest on borrowings, net and capitalized interest	1,794	1,090
Cash income taxes	439	455
Free cash flow	$ 2,414	$ 1,773